3 - Marketable Debt Securities	12 Months Ended
Dec. 31, 2016
Notes
3 - Marketable Debt Securities

3.        MARKETABLE DEBT SECURITIES

           Debt securities available for sale are carried at estimated fair market value.  The amortized cost and estimated fair values of these debt securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2016

Obligations of states and
political subdivisions	$ 168,713,137	$ 3,190,182	$ (5,103,788)	$ 166,799,531
Corporate securities	130,316	260,797	--	391,113
	$ 168,843,453	$ 3,450,979	$ (5,103,788)	$ 167,190,644

December 31, 2015
Obligations of states and
political subdivisions	$ 138,123,137	$ 5,622,609	$ (212,362)	$ 143,533,384
Corporate securities	130,316	198,465	--	328,781
	$ 138,253,453	$ 5,821,074	$ (212,362)	$ 143,862,165

           Debt securities designated as "Held to Maturity" are carried at amortized cost based on Management's intent and ability to hold such securities to maturity.  The amortized cost and estimated fair values of these debt securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2016

Obligations of states and
political subdivisions	$ 12,003,446	$ 81,586	$ (151,205)	$ 11,933,827
December 31, 2015
Obligations of states and
political subdivisions	$ 17,058,181	$ 243,377	$ (130,505)	$ 17,171,053

             The amortized cost and estimated fair values of marketable debt securities at December 31, 2016, by contractual maturity, are shown below:

	Available for Sale		Held to Maturity
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value

Due in one year or less	$ 2,757,965	$ 3,045,322	$ 1,746,682	$ 1,747,937
Due after one year through five years..	9,109,251	9,225,824	9,666,167	9,578,287
Due after five years through ten years .	17,602,646	17,863,694	590,597	607,603
Due after ten years	139,373,591	137,055,804	--	--
	$ 168,843,453	$ 167,190,644	$ 12,003,446	$ 11,933,827

           The following table presents an analysis of investment securities in an unrealized loss position for which other-than-temporary impairments have not been recognized as of December 31, 2016:

	Less than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available for Sale:
Obligations of states and political subdivisions	$ 72,316,572	$(5,071,255)	$ 871,317	$ (32,533)	$ 73,187,889	$ (5,103,788)
Held to Maturity:
Obligations of states and political subdivisions	2,191,448	(24,323)	3,099,489	(126,882)	5,290,937	(151,205)

Overall Total	$ 74,508,020	$(5,095,578)	$ 3,970,806	$ (159,415)	$78,478,826	$ (5,254,993)

           The following table presents an analysis of investment securities in an unrealized loss position for which other-than-temporary impairments have not been recognized as of December 31, 2015:

	Less than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available for Sale:
Obligations of states and political subdivisions	$ 7,154,930	$ (75,054)	$ 4,287,447	$ (137,308)	$ 11,442,377	$ (212,362)

Held to Maturity:
Obligations of states and political subdivisions	4,471,673	(61,813)	1,406,089	(68,692)	5,877,762	(130,505)

Overall Total	$ 11,626,603	$ (136,867)	$ 5,693,536	$ (206,000)	$17,320,139	$ (342,867)

           The previous two tables represent 107 investments and 25 investments held by the Company at December 31, 2016 and 2015, respectively, the majority of which were rated “A+” or higher.  The unrealized losses on the Company’s investments were the result of interest rate increases over the previous years.  Based on the credit ratings of these investments, along with the consideration of whether  the Company has the intent to sell or will be more likely than not required to sell the applicable investment before recovery of amortized cost basis, the Company did not consider the impairment of these investments to be other-than-temporary at December 31, 2016 or 2015.

           Proceeds from sales of securities during 2016 were $344,000.  Gross gains of $24,000 were realized on these sales. Proceeds from redemptions of investment securities due to the exercise of call provisions by the issuers thereof and regularly scheduled maturities during 2016 were $13,855,000.  Gross gains of $1,016 and gross losses of $11,182 were realized from these redemptions.

           Proceeds from sales of securities during 2015 were $797,246.  Gross gains of $56,113 were realized on these sales. Proceeds from redemptions of investment securities due to the exercise of call provisions by the issuers thereof and regularly scheduled maturities during 2015 were $14,540,000.  Gross gains of $13,859 were realized from these redemptions.